Expense Example, No Redemption - BlackRock Summit Cash Reserves Fund - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 119
Expense Example, No Redemption, 3 Years	448
Expense Example, No Redemption, 5 Years	800
Expense Example, No Redemption, 10 Years	$ 1,527